Shareholder Report, Holdings (Details) - C000261092 [Member]	May 31, 2026
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Vanguard S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Analog Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Invesco QQQ Trust Series 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Cboe Global Markets, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Domestic ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
CommodityETFsMember [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%